UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2003

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Akanthos Capital Management, LLC
Address: 21700 Oxnard Street, Suite 1520
         Woodland Hills, CA  91367-7584

13F File Number:  28-10430

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael Kao
Title:     Managing Member
Phone:     (818)456-5220

Signature, Place, and Date of Signing:

     /s/  Michael Kao     Woodland Hills, CA     November 11, 2003

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         1

Form13F Information Table Entry Total:     14

Form13F Information Table Value Total:     $697,862 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name

01   28-10433                      Akanthos Arbitrage Master Fund, L.P.

Information for which Akanthos Capital Management, LLC has requested confidential treatment has been omitted and filed separately with the commission.

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMAZON COM INC                 NOTE  4.750% 2/0 023135AF3     9600 10000000 PRN      DEFINED 1            10000000        0        0
ANIXTER INTL INC               NOTE         6/2 035290AC9     1663  5000000 PRN      DEFINED 1             5000000        0        0
ANIXTER INTL INC               NOTE         6/2 035290AC9     2494  7500000                                7500000
CHARMING SHOPPES INC           NOTE  4.750% 6/0 161133AC7     5595  6000000 PRN      DEFINED 1             6000000        0        0
FREEPORT-MCMORAN COPPER & GO   CL B             35671D857   600000     1500     CALL                          1500
FREEPORT-MCMORAN COPPER & GO   CL B             35671D857      189     5700 SH       DEFINED 1                5700        0        0
INTERPUBLIC GROUP COS INC      NOTE  1.800% 9/1 460690AF7    10601 11000000                               11000000
KERR MCGEE CORP                SDCV  5.250% 2/1 492386AP2    23664 22500000                               22500000
LAM RESEARCH CORP              NOTE  4.000% 6/0 512807AE8     9800 10000000 PRN      DEFINED 1            10000000        0        0
TYCO INTL LTD NEW              NOTE        11/1 902124AC0     7725 10000000 PRN      DEFINED 1            10000000        0        0
XEROX CORP                     COM              984121103      257    25000                                  25000
XL CAP LTD                     DBCV         5/2 98372PAB4    25400 40000000 PRN      DEFINED 1            40000000        0        0
XL CAP LTD                     CL A             G98255105      774    10000 SH       DEFINED 1               10000        0        0
XL CAP LTD                     CL A             G98255105      100     1000     PUT                           1000